Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	SERIES PORTFOLIOS TRUST (THE “TRUST”) Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its new series, Infusive Consumer Alpha™ Global Fund, is Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 28 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on June 8, 2017.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust

Enclosures
cc:  Marco Adelfio, Goodwin Procter LLP